SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Allowance for doubtful accounts					$ 102,061	$ 65,000	$ 59,000
Advertising Costs			$ 528,602	$ 435,672	614,061	525,533
Recurring revenues			8,062,616	5,170,844	7,400,659	7,206,156
Non recurring revenues			536,646	530,528	750,928	781,746
Fair value and impairment					105,676
Working Capital Deficit	$ (11,670,852)		(11,670,852)		(5,367,985)
Operating loss	(2,200,331)	$ (2,423,104)	(12,730,323)	$ (5,882,750)	(10,276,602)	(4,802,106)
Accumulated deficit	$ (138,213,468)		$ (138,213,468)		$ (115,038,758)	$ (82,861,960)
Computer Equipment [Member]
Estimated useful lives of the assets					3 years
leasehold improvements [Member]
Estimated useful lives of the assets					5 years
computer software [Member]
Estimated useful lives of the assets					3 years
vehicles [Member]
Estimated useful lives of the assets					3 years
Office furniture and fixtures [Member] | Maximums [Member]
Estimated useful lives of the assets					7 years
Office furniture and fixtures [Member] | Minimums [Member]
Estimated useful lives of the assets					4 years